Securities - Narrative (Details)	Dec. 31, 2022 USD ($) security	Apr. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-sale [Line Items]
Available for sale securities amortized cost transferred to held to maturity		$ 418,100,000
Available for sale securities unrealized loss transferred to held to maturity		$ 26,500,000
Debt securities, available-for-sale, allowance for credit loss	$ 0		$ 0	$ 0
Debt securities, available-for-sale, accrued interest receivable	$ 4,700,000		6,000,000.0
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, accrued interest, after allowance for credit loss	$ 1,800,000
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets
Debt securities, held-to-maturity, allowance for credit loss	$ 168,000		0
Pledged securities with book value	$ 0		$ 10,500,000
Shareholder equity threshold not exceeded by revenue or taxing authority amount, percentage	10.00%		10.00%
U.S. agency
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	31
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 0
U.S. agency residential mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	172
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 0
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	13
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 0
Private label mortgage-backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	93
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 1,000		$ 0
Other asset backed
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	139
Corporate
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	84
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 123,000		0
Obligations of states and political subdivisions
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	336
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 39,000		0
Trust preferred
Debt Securities, Available-for-sale [Line Items]
Debt securities, available-for-sale, unrealized loss position, number of positions | security	1
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 5,000		$ 0